FAIR VALUE MEASUREMENTS - Company's financial assets that are measured at fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Cash held in the Trust Account	$ 19,846,616	$ 18,949,539	$ 31,440,528
Recurring
Liabilities
Warrant liability	2,797,500	1,119,000	373,000
Recurring | Public Warrants
Liabilities
Warrant liability	1,725,000	690,000	230,000
Recurring | Private Placement Warrants
Liabilities
Warrant liability	1,072,500	429,000	143,000
Level 2 | Recurring
Liabilities
Warrant liability	1,725,000	690,000	230,000
Level 2 | Recurring | Public Warrants
Liabilities
Warrant liability	1,725,000	690,000	230,000
Level 3 | Recurring
Liabilities
Warrant liability	1,072,500	429,000	143,000
Level 3 | Recurring | Private Placement Warrants
Liabilities
Warrant liability	$ 1,072,500	$ 429,000	$ 143,000